Operating Costs, Expenses and Other Revenue - Schedule of Other Costs and Expenses, Net (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	R$ 537	R$ 503	R$ 396
Leasing and Rentals [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		3	16
Advertising [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	29	14	9
Own Consumption [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	28	23	24
Subsidies and Donations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	49	29	26
Insurance [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	10	22	24
CCEE Annual Charge [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	9	7	6
Forluz Administrative Running Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	40	40	36
Collecting Agents [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	60	72	77
Net Loss (Gain) on Deactivation and Disposal of Assets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	213	210	127
Taxes (IPTU, IPVA and other) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	25	10	8
Other and Reversals [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	R$ 74	R$ 73	R$ 43